SEGMENT INFORMATION (Segment reporting information, by segment) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales	$ 10,192,818	$ 11,454,807	$ 9,700,296
Cost of sales	(8,452,440)	(8,483,328)	(7,403,025)
Gross profit	1,740,378	2,971,479	2,297,271
Selling, general and administrative expenses	(897,475)	(876,764)	(824,247)
Other operating income (expenses), net	21,663	13,656	(16,240)
Profit (loss) from operating activities	864,566	2,108,371	1,456,784
Other financial income (expenses), net	(39,756)	(69,640)	(69,915)
Equity in earnings of non-consolidated companies	60,967	102,772	68,115
Profit before income tax expense	826,564	2,031,567	1,359,809
Inter- segment eliminations
Disclosure of operating segments [line items]
Net sales	(357,411)	(280,613)	(271,441)
Cost of sales	359,588	281,455	275,586
Gross profit	2,177	842	4,145
Selling, general and administrative expenses	0	0	0
Other operating income (expenses), net	0	0	0
Profit (loss) from operating activities	2,177	842	4,145
Steel | Operating segments
Disclosure of operating segments [line items]
Net sales	10,186,171	11,453,420	9,700,260
Cost of sales	(8,552,493)	(8,524,890)	(7,465,751)
Gross profit	1,633,679	2,928,530	2,234,509
Selling, general and administrative expenses	(885,146)	(860,881)	(811,487)
Other operating income (expenses), net	21,931	12,950	(17,011)
Profit (loss) from operating activities	770,466	2,080,599	1,406,011
Mining | Operating segments
Disclosure of operating segments [line items]
Net sales	364,058	282,000	271,477
Cost of sales	(259,535)	(239,893)	(212,860)
Gross profit	104,523	42,107	58,617
Selling, general and administrative expenses	(12,330)	(15,883)	(12,760)
Other operating income (expenses), net	(268)	706	771
Profit (loss) from operating activities	91,924	26,930	46,628
Ternium
Disclosure of operating segments [line items]
Net sales	10,237,297	11,725,270	9,700,296
Profit (loss) from operating activities	989,982	1,853,319	1,131,008
Other financial income (expenses), net	(98,969)	(179,576)	(165,090)
Equity in earnings of non-consolidated companies	60,967	102,772	68,115
Profit before income tax expense	826,564	2,031,567	1,359,809
Depreciation and amortisation expense	(661,112)	(589,299)	(474,299)
Ternium | Inter- segment eliminations
Disclosure of operating segments [line items]
Net sales	(410,972)	(332,505)	(287,116)
Profit (loss) from operating activities	2,177	(6,213)	(1,291)
Depreciation and amortisation expense	0	0	0
Ternium | Reconciling items
Disclosure of operating segments [line items]
Cost of sales	(99,315)	(541,492)	(325,776)
Effect of inflation adjustment (Note 4 (cc))	(224,731)	(286,440)
Ternium | Steel | Operating segments
Disclosure of operating segments [line items]
Net sales	10,230,650	11,723,883	9,700,260
Profit (loss) from operating activities	841,169	1,768,115	1,065,605
Depreciation and amortisation expense	(612,744)	(537,885)	(424,529)
Ternium | Mining | Operating segments
Disclosure of operating segments [line items]
Net sales	417,619	333,892	287,152
Profit (loss) from operating activities	146,636	91,418	66,694
Depreciation and amortisation expense	$ (48,368)	$ (51,415)	$ (49,770)